Class A Ordinary Shares Subject to Possible Redemption - (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Class A ordinary shares unaudited condensed balance sheet	As of March 31, 2022, Class A ordinary shares reflected on the accompanying condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds from initial public offering	$320,000,000
Less:
Class A ordinary shares issuance costs	(17,455,524)
Plus:
Accretion of carrying value to redemption value	17,455,524

Class A ordinary share subject to possible redemption	$320,000,000

As of December 31, 2021, Class A ordinary shares reflected on the accompanying balance sheets are reconciled in the following table:

As of December 31, 2021
Gross proceeds	$320,000,000
Less:
Class A ordinary shares issuance costs	(17,455,524)
Plus:
Accretion of carrying value to redemption value	(17,455,524)

Class A ordinary shares subject to possible redemption	$320,000,000